Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers (“
NEOs
”) for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
2023	1,975,635	1,477,924	1,778,512	1,499,184	22.59	210.85	(16,343,000)	48,170,000
2022	4,799,492	1,377,062	2,818,213	1,899,901	35.83	134.82	19,570,000	34,618,000
2021	3,384,684	(670,833)	1,594,716	54,250	112.04	189.64	(27,362,000)	49,600,000
2020	3,703,155	8,980,482	1,377,243	4,174,765	239.92	142.21	(43,977,000)	26,176,000

(1)
Amounts represent compensation actually paid to our chief executive officer (“
PEO
”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2022	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2021	David A. Morken	Daryl E. Raiford, Jeffrey A. Hoffman, R. Brandon Asbill, Rebecca G. Bottorff, and Scott Mullen
2020	David A. Morken	Jeffrey A. Hoffman, W. Christopher Matton, Noreen Allen and Rebecca G. Bottorff

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth below with respect to the 2023 fiscal year:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(983,068)	(1,031,834)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,341,731	1,372,078
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(621,270)	(431,312)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(235,104)	(188,260)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(497,711)	(279,328)

(2)	Represents the cumulative TSR (the “ Peer Group TSR ”) for the S&P 500 Information Technology Index (Sector) (the “ Peer Group ”).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our chief executive officer (“
PEO
”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2022	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2021	David A. Morken	Daryl E. Raiford, Jeffrey A. Hoffman, R. Brandon Asbill, Rebecca G. Bottorff, and Scott Mullen
2020	David A. Morken	Jeffrey A. Hoffman, W. Christopher Matton, Noreen Allen and Rebecca G. Bottorff

Peer Group Issuers, Footnote	Represents the cumulative TSR (the “ Peer Group TSR ”) for the S&P 500 Information Technology Index (Sector) (the “ Peer Group ”)
PEO Total Compensation Amount	$ 1,975,635	$ 4,799,492	$ 3,384,684	$ 3,703,155
PEO Actually Paid Compensation Amount	$ 1,477,924	1,377,062	(670,833)	8,980,482
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth below with respect to the 2023 fiscal year:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(983,068)	(1,031,834)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,341,731	1,372,078
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(621,270)	(431,312)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(235,104)	(188,260)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(497,711)	(279,328)

Non-PEO NEO Average Total Compensation Amount	$ 1,778,512	2,818,213	1,594,716	1,377,243
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,499,184	1,899,901	54,250	4,174,765
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth below with respect to the 2023 fiscal year:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(983,068)	(1,031,834)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,341,731	1,372,078
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(621,270)	(431,312)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(235,104)	(188,260)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(497,711)	(279,328)

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, assuming the reinvestment of dividends.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, assuming the reinvestment of dividends.
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent each of the financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

●
Adjusted EBITDA. Please refer to Page 78 of our Annual Report and pages 25 of this proxy statement for a description of how we calculate Adjusted EBITDA from the GAAP financial measures set forth in our audited financial statements;

●
Non-GAAP
gross margin. Please refer to Page 75 of our Annual Report and pages 24-25 of this proxy statement for a description of how we calculate Non-GAAP
gross margin from the GAAP financial measures set forth in our audited financial statements; and

●	Revenue.
For additional details regarding our most important financial performance measures, please see the section titled “2023 Executive Compensation Program––Annual Performance Bonus” in our Compensation Discussion and Analysis (CD&A) elsewhere in this proxy statement.

Total Shareholder Return Amount	$ 22.59	35.83	112.04	239.92
Peer Group Total Shareholder Return Amount	210.85	134.82	189.64	142.21
Net Income (Loss)	$ (16,343,000)	$ 19,570,000	$ (27,362,000)	$ (43,977,000)
Company Selected Measure Amount	48,170,000	34,618,000	49,600,000	26,176,000
PEO Name	David A. Morken
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (983,068)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,341,731
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(621,270)
PEO | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,104)
PEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on Incremental Fair Value of OptionsSARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,711)
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,031,834)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,372,078
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(431,312)
Non-PEO NEO | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,260)
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on Incremental Fair Value of OptionsSARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (279,328)